Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for First PEO(1)(2)	Compensation Actually Paid to First PEO(1)(3)	Summary Compensation Table Total for Second PEO(1)(2)	Compensation Actually Paid to Second PEO(1)(3)	Summary Compensation Table Total for Third PEO(1)(2)	Compensation Actually Paid to Third PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)	Company Total Shareholder Return(4)	KBW Regional Banking Index Total Shareholder Return(5)	Net Income ($ millions)(6)	Adjusted Tangible Book Value Growth(7)
2025	$4,432,169	$4,247,830	N/A	N/A	N/A	N/A	$1,539,661	$1,507,431	$255.86	$152.71	$104.45	15.80%
2024	$5,334,658	$7,858,652	N/A	N/A	N/A	N/A	$1,211,826	$1,643,727	$262.41	$143.39	$106.43	20.60%
2023	$3,287,872	$3,673,732	N/A	N/A	N/A	N/A	$916,280	$1,040,420	$207.74	$126.67	$87.98	14.40%
2022	$2,971,915	$4,333,636	N/A	N/A	N/A	N/A	$1,344,156	$1,606,730	$173.93	$127.17	$81.48	14.82%
2021	$3,843,799	$3,945,212	$391,384	$443,577	$411,021	$424,970	$799,132	$846,745	$124.43	$136.64	$52.94	11.32%

Company Selected Measure Name	Adjusted Tangible Book Value
Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2025	Priscilla Sims Brown	Jason Darby, Sam Brown, Sean Searby, Edgar Romney, Jr.
2024	Priscilla Sims Brown	Jason Darby, Sam Brown, Sean Searby, Mandy Tenner
2023	Priscilla Sims Brown	Jason Darby, Sam Brown, Margaret Lanning, Sean Searby
2022	Priscilla Sims Brown	Jason Darby, Sam Brown
2021	Priscilla Sims Brown (First PEO), Keith Mestrich (Second PEO), Lynne Fox (Third PEO)	Jason Darby, Sam Brown
	Amounts reflect Total Compensation shown in the Summary Compensation Table for our NEOs for each corresponding year.
Peer Group Issuers, Footnote	Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the KBW Regional Banking Index for the period beginning on the last trading day prior to the first fiscal year reported through the end of the applicable fiscal year, assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to Total Compensation in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for First PEO	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$4,432,169	$5,334,658	$3,287,872	$2,971,915	$3,843,799
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(1,800,000)	(2,999,995)	(1,300,000)	(1,000,000)	(2,500,000)
(Minus): Change in Pension Value	(117,525)	(56,043)	(43,360)	(27,454)	(19,178)
Plus: Pension Service Cost and Associated Prior Service Cost	52,287	44,042	38,383	32,492	19,178
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,495,486	4,616,733	1,589,879	1,436,169	2,576,828
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(164,849)	616,695	448,960	642,293	—
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	222,048	195,446	(415,322)	217,164	—
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	128,214	107,116	67,320	61,057	24,585
Compensation Actually Paid	$4,247,830	$7,858,652	$3,673,732	$4,333,636	$3,945,212

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Second PEO	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$—	$—	$—	$—	$391,384
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	—	—	—	—	—
(Minus): Change in Pension Value	—	—	—	—	—
Plus: Pension Service Cost and Associated Prior Service Cost	—	—	—	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	—	—	—	—	—
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	—	—	—	—	—
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—	—	—	—	50,276
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—	1,917
Compensation Actually Paid	$—	$—	$—	$—	$443,577

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Third PEO	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$—	$—	$—	$—	$411,021
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	—	—	—	—	(85,000)
(Minus): Change in Pension Value	—	—	—	—	—
Plus: Pension Service Cost and Associated Prior Service Cost	—	—	—	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	—	—	—	—	87,070
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	—	—	—	—	—
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—

Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—	—	—	—	10,439
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—	1,440
Compensation Actually Paid	$—	$—	$—	$—	$424,970

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$1,539,661	$1,211,826	$916,280	$1,344,156	$799,132
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(702,250)	(443,230)	(203,950)	(540,500)	(117,875)
(Minus): Change in Pension Value	(50,952)	(27,651)	(25,121)	(21,443)	(18,149)
Plus: Pension Service Cost and Associated Prior Service Cost	24,319	19,306	20,099	16,361	13,463
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	678,251	682,075	249,428	621,180	129,325
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(23,385)	124,039	79,244	127,471	10,553
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	19,431	58,667	(8,272)	48,578	21,921
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	22,356	18,695	12,712	10,927	8,375
Compensation Actually Paid	$1,507,431	$1,643,727	$1,040,420	$1,606,730	$846,745
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant date fair value for accounting purposes.

The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on 1st January 2018 used an estimated term of 3.73 years in 2021, as compared to an estimated term of 6.50 years used to calculate the grant date fair value of such awards and (ii) (a) the 2019 Adjusted TBV PRSU assumed a payout above target in 2021, (b) the 2019 Adjusted TBV PRSU had payout above target and the 2020 Adjusted TBV PRSU assumed a payout above target in 2022, (c) the 2020 Adjusted TBV PRSU had payouts above target and the 2021 Adjusted TBV PRSU assumed a payout above target in 2023, (d) the 2021 Adjusted TBV PRSU had payouts above target and the 2022 Adjusted TBV PRSU assumed a payout above target in 2024, and (e) the 2022 Adjusted TBV PRSU had payouts above target and the 2023 Adjusted TBV PRSU assumed a payout above target in 2025, in each case as compared to the grant date fair value calculations which assumed a payout at target

Non-PEO NEO Average Total Compensation Amount	$ 1,539,661	$ 1,211,826	$ 916,280	$ 1,344,156	$ 799,132
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,507,431	1,643,727	1,040,420	1,606,730	846,745
Adjustment to Non-PEO NEO Compensation Footnote	The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to Total Compensation in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for First PEO	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$4,432,169	$5,334,658	$3,287,872	$2,971,915	$3,843,799
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(1,800,000)	(2,999,995)	(1,300,000)	(1,000,000)	(2,500,000)
(Minus): Change in Pension Value	(117,525)	(56,043)	(43,360)	(27,454)	(19,178)
Plus: Pension Service Cost and Associated Prior Service Cost	52,287	44,042	38,383	32,492	19,178
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,495,486	4,616,733	1,589,879	1,436,169	2,576,828
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(164,849)	616,695	448,960	642,293	—
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	222,048	195,446	(415,322)	217,164	—
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	128,214	107,116	67,320	61,057	24,585
Compensation Actually Paid	$4,247,830	$7,858,652	$3,673,732	$4,333,636	$3,945,212

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Second PEO	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$—	$—	$—	$—	$391,384
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	—	—	—	—	—
(Minus): Change in Pension Value	—	—	—	—	—
Plus: Pension Service Cost and Associated Prior Service Cost	—	—	—	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	—	—	—	—	—
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	—	—	—	—	—
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—	—	—	—	50,276
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—	1,917
Compensation Actually Paid	$—	$—	$—	$—	$443,577

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Third PEO	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$—	$—	$—	$—	$411,021
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	—	—	—	—	(85,000)
(Minus): Change in Pension Value	—	—	—	—	—
Plus: Pension Service Cost and Associated Prior Service Cost	—	—	—	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	—	—	—	—	87,070
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	—	—	—	—	—
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—

Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—	—	—	—	10,439
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—	1,440
Compensation Actually Paid	$—	$—	$—	$—	$424,970

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$1,539,661	$1,211,826	$916,280	$1,344,156	$799,132
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(702,250)	(443,230)	(203,950)	(540,500)	(117,875)
(Minus): Change in Pension Value	(50,952)	(27,651)	(25,121)	(21,443)	(18,149)
Plus: Pension Service Cost and Associated Prior Service Cost	24,319	19,306	20,099	16,361	13,463
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	678,251	682,075	249,428	621,180	129,325
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(23,385)	124,039	79,244	127,471	10,553
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	19,431	58,667	(8,272)	48,578	21,921
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	22,356	18,695	12,712	10,927	8,375
Compensation Actually Paid	$1,507,431	$1,643,727	$1,040,420	$1,606,730	$846,745
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant date fair value for accounting purposes.

The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on 1st January 2018 used an estimated term of 3.73 years in 2021, as compared to an estimated term of 6.50 years used to calculate the grant date fair value of such awards and (ii) (a) the 2019 Adjusted TBV PRSU assumed a payout above target in 2021, (b) the 2019 Adjusted TBV PRSU had payout above target and the 2020 Adjusted TBV PRSU assumed a payout above target in 2022, (c) the 2020 Adjusted TBV PRSU had payouts above target and the 2021 Adjusted TBV PRSU assumed a payout above target in 2023, (d) the 2021 Adjusted TBV PRSU had payouts above target and the 2022 Adjusted TBV PRSU assumed a payout above target in 2024, and (e) the 2022 Adjusted TBV PRSU had payouts above target and the 2023 Adjusted TBV PRSU assumed a payout above target in 2025, in each case as compared to the grant date fair value calculations which assumed a payout at target

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP vs. Cumulative TSR of Company and the Peer Group

The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s cumulative TSR, as well as the relationship between our cumulative TSR and the cumulative TSR of our peer group:

Compensation Actually Paid vs. Net Income	Relationship between CAP vs. Net Income The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net income:
Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP vs. Adjusted Tangible Book Value Growth

The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s Adjusted Tangible Book Value Growth:

Total Shareholder Return Vs Peer Group
Relationship between CAP vs. Cumulative TSR of Company and the Peer Group

The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s cumulative TSR, as well as the relationship between our cumulative TSR and the cumulative TSR of our peer group:

Total Shareholder Return Amount	$ 255.86	262.41	207.74	173.93	124.43
Peer Group Total Shareholder Return Amount	152.71	143.39	126.67	127.17	136.64
Net Income (Loss)	$ 104,450,000	$ 106,430,000	$ 87,980,000	$ 81,480,000	$ 52,940,000
Company Selected Measure Amount	0.1580	0.2060	0.1440	0.1482	0.1132
PEO Name	Priscilla Sims Brown	Priscilla Sims Brown	Priscilla Sims Brown	Priscilla Sims Brown
Additional 402(v) Disclosure	Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day prior to the first fiscal year reported through the end of the applicable fiscal year, assuming reinvestment of dividends. The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.Adjusted Tangible Book Value (“Adjusted TBV”) is our Company-Selected Measure, which in our assessment represents the most important financial performance measure used to link CAP to performance for the NEOs for the most recently completed fiscal year. Adjusted TBV is determined using the following formula: Stockholders’ equity, excluding minority interests, preferred stock, goodwill, core deposit intangibles, mergers and acquisitions, share repurchases, non-core items (such as tax adjustments), dividends paid on Bank stock, stock-based compensation expense, and other comprehensive income.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Tangible Book Value Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Core Earnings
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Core Efficiency Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	Growth of Non-Time Deposits
Measure:: 6
Pay vs Performance Disclosure
Name	Nonperforming Assets as a Percentage of Total Assets
Priscilla Sims Brown [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,432,169	$ 5,334,658	$ 3,287,872	$ 2,971,915	$ 3,843,799
PEO Actually Paid Compensation Amount	4,247,830	7,858,652	3,673,732	4,333,636	$ 3,945,212
PEO Name					Priscilla Sims Brown
Keith Mestrich [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0	0	$ 391,384
PEO Actually Paid Compensation Amount	0	0	0	0	$ 443,577
PEO Name					Keith Mestrich
Lynne Fox [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0	0	$ 411,021
PEO Actually Paid Compensation Amount	0	0	0	0	$ 424,970
PEO Name					Lynne Fox
PEO | Priscilla Sims Brown [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,525)	(56,043)	(43,360)	(27,454)	$ (19,178)
PEO | Priscilla Sims Brown [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,287	44,042	38,383	32,492	19,178
PEO | Priscilla Sims Brown [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,800,000)	(2,999,995)	(1,300,000)	(1,000,000)	(2,500,000)
PEO | Priscilla Sims Brown [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,495,486	4,616,733	1,589,879	1,436,169	2,576,828
PEO | Priscilla Sims Brown [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(164,849)	616,695	448,960	642,293	0
PEO | Priscilla Sims Brown [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Priscilla Sims Brown [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,048	195,446	(415,322)	217,164	0
PEO | Priscilla Sims Brown [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Priscilla Sims Brown [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,214	107,116	67,320	61,057	24,585
PEO | Keith Mestrich [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Keith Mestrich [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Keith Mestrich [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Keith Mestrich [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Keith Mestrich [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Keith Mestrich [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Keith Mestrich [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	50,276
PEO | Keith Mestrich [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Keith Mestrich [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	1,917
PEO | Lynne Fox [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Lynne Fox [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Lynne Fox [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(85,000)
PEO | Lynne Fox [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	87,070
PEO | Lynne Fox [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Lynne Fox [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Lynne Fox [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	10,439
PEO | Lynne Fox [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Lynne Fox [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	1,440
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,952)	(27,651)	(25,121)	(21,443)	(18,149)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,319	19,306	20,099	16,361	13,463
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(702,250)	(443,230)	(203,950)	(540,500)	(117,875)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	678,251	682,075	249,428	621,180	129,325
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,385)	124,039	79,244	127,471	10,553
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,431	58,667	(8,272)	48,578	21,921
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 22,356	$ 18,695	$ 12,712	$ 10,927	$ 8,375